SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s interim consolidated financial statements include, but are not limited to, allowance for credit losses for accounts receivable, contract assets and amounts due from related parties, measurement of operating and finance lease right-of-use assets and lease liabilities, impairment of long-lived assets, impairment of goodwill, useful lives of long-lived assets, realization of deferred tax assets, uncertain tax positions, share-based compensation expense, the purchase price allocation and fair value of non-controlling interests and contingent consideration with respect to business combinations, the fair value of equity investments and standalone selling prices of performance obligation of revenue contracts. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.6981 per US$1.00 on June 30, 2022 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Equity investments

Equity investments with readily determinable fair value

Equity investments with readily determinable fair value, except for those accounted for under the equity method and those that result in consolidation of the investee, are measured at fair value, and any changes in fair value are recognized in the consolidated statements of comprehensive loss.

In 2022, the Group purchased equity interest of a company listed on the HK Stock Exchange for a cash consideration of RMB63,356 (US$9,459). RMB8,825(US$1,318) of unrealized losses resulting from the change in fair value of the equity investments were recorded in “Other gain (loss), net” on the interim condensed consolidated statement of comprehensive loss for the six months ended June 30, 2022.

Equity investments without readily determinable fair value

The Group’s equity investments without readily determinable fair value are long-term investments in unlisted companies based in the PRC over which the Group neither has significant influence nor control through investment in common stock or in-substance common stock. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure all its investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Equity investments (continued)

Equity investments without readily determinable fair value (continued)

The Group makes a qualitative assessment of whether the equity investments are impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in the statements of comprehensive loss equal to the difference between the carrying value and fair value.

In February 2022, the Group disposed certain equity interests in Beijing Yunshu Xunlian Technology Co., Ltd. (“Beijing Yunshu”), and deconsolidated Beijing Yunshu’s financial results from the Group’s consolidated financial statements from the date of disposal. The Group measured its remaining interests in Beijing Yunshu at fair value upon deconsolidation, and the loss recognized from the disposal of Beijing Yunshu was immaterial. Subsequent to the deconsolidation, the Group owns 15.63% equity interests in Beijing Yunshu and the remaining equity interests are accounted for using the measurement alternative.

The total carrying value of equity investments held as of December 31, 2021 and June 30, 2022 were as follows:

	As at	As at
	December 31,	June 30,
	2021	2022	2022
	RMB	RMB	US($)
		(unaudited)	(unaudited)
Equity investments without readily determinable fair value:
Initial cost basis	114,256	124,196	18,542
Cumulative unrealized gains	96,793	96,793	14,451
Cumulative unrealized losses (including impairment)	—	(5,000)	(746)
Foreign currency translation	(3,883)	(1,820)	(272)
Total carrying value	207,166	214,169	31,975

Equity investments with readily determinable fair value:
Initial cost basis	—	63,356	9,459
Cumulative unrealized losses	—	(8,825)	(1,318)
Foreign currency translation	—	2,446	365
Total carrying value	—	56,977	8,506

	207,166	271,146	40,481

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair value measurements

Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, contract assets, equity investments, accounts payable, purchase consideration payable, certain other liabilities, amounts due from and due to related parties and bank loans. For equity investments without readily determinable fair value, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Group, with the assistance of an independent third-party valuation firm, determined the estimated fair value of its equity investments using the alternative measurement. The Group measures equity investments with readily determinable fair value using the market approach based on the quoted prices in an active market. The carrying amounts of the bank loans approximate to their fair values due to the fact that the related interest rates approximate the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities. The Group measures its purchase consideration payable at fair value on a recurring basis. The fair value of purchase consideration payable is estimated by discounting cash flows using interest rates currently available for similar debts instruments of comparable maturities. The Group applies ASC 820 in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. The carrying amounts of the remaining financial instruments approximate to their fair values because of their short-term maturities.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured at fair value on a recurring basis

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
	Total Fair	identical	inputs	inputs	Total
	Value	assets (Level 1)	(Level 2)	(Level 3)	losses
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2021
Purchase consideration payable	(1,328,508)	—	(1,328,508)	—	(9,249)
As of June 30, 2022 (unaudited)
Purchase consideration payable	(1,219,591)	—	(1,219,591)	—	(14,018)
Equity investments with readily determinable fair value	56,977	56,977	—	—	(8,825)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets and liabilities measured at fair value on a non-recurring basis

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable	Total
	Total Fair	identical	inputs	inputs	gains
	Value	assets (Level 1)	(Level 2)	(Level 3)	(losses)
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2021
Equity investments accounted for using measurement alternative	207,166	—	—	207,166	82,492
As of June 30, 2022 (unaudited)
Equity investments accounted for using measurement alternative	214,169	—	—	214,169	(5,000)

The non-recurring fair value measurements to the carrying amount of equity investments accounted for using measurement alternative usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring fair value measurements were measured by using the observable transaction price and other unobservable inputs (level 3) as of the observable transaction dates, which were expected not significantly differ from the ones measured as of the end of respective year/period.

Adoption of ASC 326

On January 1, 2021, the Group adopted ASC 326, Credit Losses (“ASC 326”), which replaced previously issued guidance regarding the impairment of financial instruments with an expected loss methodology that will result in more timely recognition of credit losses. The Group used a modified retrospective approach and did not restate the comparable prior periods, which resulted in a cumulative effect to increase the opening balance of accumulated deficit on January 1, 2021 by RMB5,684.

Accounts receivable and contract assets, net

The Group maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the interim consolidated statements of comprehensive loss. The Group assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable and contract assets balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Leases

The Group determines if an arrangement is a lease or contains a lease at lease inception. For leases with lease and non-lease components, the Group has elected to apply the practical expedient to not separate the lease component and its associated non-lease component. The Group recognizes a right-of-use asset and a lease liability on the consolidated balance sheets based on the present value of the lease payments over the lease term at commencement date. Variable lease payments that do not depend on an index or a rate are not included in the lease payments and are recognized in earnings in the period in which the event or condition that triggers the payment occurs. The Group has also elected the practical expedient the short-term lease exemption for contracts with lease terms of 12 months or less.

Operating lease expense is recorded on a straight-line basis over the lease term. Finance lease right-of-use assets are depreciated on a straight-line basis over the lesser of the useful life of the leased assets or the lease term. Interests on finance lease liabilities are determined as the amount that results in a constant periodic discount rate on the remaining balance of the liability. Finance lease assets are included in “Property and equipment, net” in the consolidated balance sheets. Current and non-current portions of finance lease liabilities are included in “Accrued expenses and other liabilities” and “Other liabilities”, respectively, in the consolidated balance sheets.

As most of the Company’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

Share-based compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s share-based awards to employees only and are classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.

The Group uses the accelerated method for all awards granted with graded vesting based on service conditions, and elected to account for forfeitures as they occur. The Group, with the assistance of an independent third party valuation firm, determined the fair value of the share-based awards granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Share-based compensation (continued)

A change in the terms or conditions of share options is accounted for as a modification of share-based awards. The Group calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share-based awards, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested share-based award, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare grants, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid.

The Group recorded employee benefit expenses of RMB113,658 and RMB213,183 (US$31,827) for the six months ended June 30, 2021 and 2022, respectively.

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable and contract assets. The Group expects that there is no significant credit risk associated with cash and cash equivalents, restricted cash and short-term investments, which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, the VIEs and the subsidiaries of VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

Accounts receivable and contract assets are typically unsecured and are derived from revenues earned from reputable customers. As of December 31, 2021, the Group had two customers, with accounts receivable balances exceeding 10% of the total accounts receivable balances. As of June 30, 2022, the Group had one customer accounted for more than 10% of the total accounts receivable balance. As of December 31, 2021 and June 30, 2022, the Group had one customer, with contract asset balance exceeding 10% of the total contract assets balance. The risks with respect to accounts receivable and contract assets are mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Impact of COVID-19

For the six months ended June 30, 2021, COVID-19 has had immaterial impact on the Group’s operations. For the six months ended June 30, 2022, the Group’s operations were negatively impacted by the resurgence of COVID-19. There are still uncertainties of COVID-19’s future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic; the uneven impact to certain industries; and the macroeconomic impact of government measures to contain the spread of COVID-19 and related government stimulus measures. As a result, certain of the Group’s estimates and assumptions, including allowance for credit losses, equity investments, long-lived assets and goodwill subject to impairment assessments, require increased judgment and carry a higher degree of variability and volatility that could result in material changes to the Group’s estimates in future periods.

Recent accounting pronouncements

In November 2021, the FASB issued ASU No. 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. This guidance should be applied either prospectively to all transactions that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or retrospectively to those transactions. The Group adopted this guidance on January 1, 2022 and does not expect any material impact on the Group’s consolidated financial statements as a result of adopting the new standard.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s interim condensed consolidated financial statements include, but are not limited to, allowance for credit losses for accounts receivable, contract assets and amounts due from related parties, measurement of operating and finance lease right-of-use assets and lease liabilities, impairment of long-lived assets, impairment of goodwill, useful lives of long-lived assets, realization of deferred tax assets, uncertain tax positions, share-based compensation expense, the purchase price allocation and fair value of non-controlling interests and contingent consideration with respect to business combinations, the fair value of equity investments and standalone selling prices of performance obligation of revenue contracts. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB7.1135 per US$1.00 on September 30, 2022 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Equity investments

Equity investments with readily determinable fair value

Equity investments with readily determinable fair value, except for those accounted for under the equity method and those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in the consolidated statements of comprehensive loss.

In 2022, the Group purchased equity interests of a company listed on the HK Stock Exchange for a cash consideration of RMB63,356 (US$8,906). RMB33,901 (US$4,766) of unrealized losses resulting from the change in fair value of the equity investments were recognized in “Other gain (loss), net” on the interim condensed consolidated statement of comprehensive loss for the nine months ended September 30, 2022.

Equity investments without readily determinable fair value

The Group’s equity investments without readily determinable fair value are long-term investments in unlisted companies based in the PRC over which the Group neither has significant influence nor control through investment in common stock or in-substance common stock. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure all its investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

The Group makes a qualitative assessment of whether the equity investments are impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in the statements of comprehensive loss equal to the difference between the carrying value and fair value. The Group recognized an impairment loss of RMB nil and RMB14,940 (US$2,100) related to equity investments for the nine-month ended September 30, 2021 and 2022, respectively.

In February 2022, the Group disposed certain equity interests in Beijing Yunshu Xunlian Technology Co., Ltd. (“Beijing Yunshu”), and deconsolidated Beijing Yunshu’s financial results from the Group’s consolidated financial statements from the date of disposal. The Group measured its remaining interests in Beijing Yunshu at fair value upon deconsolidation, and the loss recognized from the disposal of Beijing Yunshu was immaterial. Subsequent to the deconsolidation, the Group owns 15.63% equity interests in Beijing Yunshu and the remaining equity interests are accounted for using the measurement alternative.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Equity investments (Continued)

Equity investments without readily determinable fair value (Continued)

The total carrying value of equity investments held as December 31, 2021 and September 30, 2022 were as follows:

	As at	As at
	December 31,	September 30,
	2021	2022	2022
	RMB	RMB	US($)
		(unaudited)	(unaudited)
Equity investments without readily determinable fair value:
Initial cost basis	114,256	124,196	17,459
Cumulative unrealized gains	96,793	96,793	13,607
Cumulative unrealized losses (including impairment)	—	(14,940)	(2,100)
Foreign currency translation	(3,883)	880	124
Total carrying value	207,166	206,929	29,090

Equity investments with readily determinable fair value:
Initial cost basis	—	63,356	8,906
Cumulative unrealized losses	—	(33,901)	(4,766)
Foreign currency translation	—	4,710	662
Total carrying value	—	34,165	4,802
	207,166	241,094	33,892

Fair value measurements

Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, contract assets, equity investments, accounts payable, purchase consideration payable, certain other liabilities, amounts due from and due to related parties and bank loans. For equity investments without readily determinable fair value, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Group, with the assistance of an independent third-party valuation firm, determined the estimated fair value of its equity investments using the alternative measurement. The Group measures equity investments with readily determinable fair value using the market approach based on the quoted prices in an active market. The carrying amounts of the bank loans approximate to their fair values due to the fact that the related interest rates approximate the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities. The Group measures its purchase consideration payable at fair value on a recurring basis. The fair value of purchase consideration payable is estimated by discounting cash flows using interest rates currently available for similar debts instruments of comparable maturities. The Group applies ASC 820 in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. The carrying amounts of the remaining financial instruments approximate to their fair values because of their short-term maturities.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fair value measurements (Continued)

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured at fair value on a recurring basis

		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
	Total Fair	identical assets	inputs	inputs
	Value	(Level 1)	(Level 2)	(Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2021
Purchase consideration payable	(1,328,508)	—	(1,328,508)	—	(9,249)
As of September 30, 2022 (unaudited)
Purchase consideration payable	(1,228,271)	—	(1,228,271)	—	(21,245)
Equity investments with readily determinable fair value	34,165	34,165	—	—	(33,901)

Assets and liabilities measured at fair value on a non-recurring basis

		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
	Total Fair	identical assets	inputs	inputs	Total
	Value	(Level 1)	(Level 2)	(Level 3)	gains (losses)
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2021
Equity investments accounted for using measurement alternative	207,166	—	—	207,166	82,492
As of September 30, 2022 (unaudited)
Equity investments accounted for using measurement alternative	206,929	—	—	206,929	(14,940)

The non-recurring fair value measurements to the carrying amount of equity investments accounted for using measurement alternative usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring fair value measurements were measured as of the observable transaction dates, which expect not to significantly differ from the ones measured as of the end of respective periods.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Adoption of ASC 326

On January 1, 2021, the Group adopted ASC 326,Credit Losses (“ASC 326”) which replaced previously issued guidance regarding the impairment of financial instruments with an expected loss methodology that will result in more timely recognition of credit losses. The Group used a modified retrospective approach and did not restate the comparable prior periods, which resulted in a cumulative effect to increase the opening balance of accumulated deficit on January 1, 2021 by RMB5,684.

Accounts receivable and contract assets, net

The Group maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the interim condensed consolidated statements of comprehensive loss. The Group assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable and contract assets balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

Treasury shares

Treasury shares represent ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method. Under this method, repurchase of ordinary shares was recorded as treasury shares at historical purchase price.

Share-based compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s share-based awards to employees only and are classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.

The Group uses the accelerated method for all awards granted with graded vesting based on service conditions, and elected to account for forfeitures as they occur. The Group, with the assistance of an independent third party valuation firm, determined the fair value of the share-based awards granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees.

A change in the terms or conditions of share options is accounted for as a modification of share-based awards. The Group calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share-based awards, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested share-based award, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Leases

The Group determines if an arrangement is a lease or contains a lease at lease inception. For leases with lease and non-lease components, the Group has elected to apply the practical expedient to not separate the lease component and its associated non-lease component. The Group recognizes a right-of-use asset and a lease liability on the consolidated balance sheets based on the present value of the lease payments over the lease term at commencement date. Variable lease payments that do not depend on an index or a rate are not included in the lease payments and are recognized in earnings in the period in which the event or condition that triggers the payment occurs. The Group has also elected the practical expedient the short-term lease exemption for contracts with lease terms of 12 months or less.

Operating lease expense is recorded on a straight-line basis over the lease term. Finance lease right-of-use assets are depreciated on a straight-line basis over the lesser of the useful life of the leased assets or the lease term. Interests on finance lease liabilities are determined as the amount that results in a constant periodic discount rate on the remaining balance of the liability. Finance lease assets are included in “Property and equipment, net” in the consolidated balance sheets. Current and non-current portions of finance lease liabilities are included in “Accrued expenses and other liabilities” and “Other liabilities”, respectively, in the consolidated balance sheets.

As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

Concentration of credit risk

The Group expects that there is no significant credit risk associated with cash and cash equivalents, restricted cash and short-term investments, which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, the VIEs and the subsidiaries of VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

Accounts receivable and contract assets are typically unsecured and are derived from revenues earned from reputable customers. As of December 31, 2021, the Group had two customers, with accounts receivable balances exceeding 10% of the total accounts receivable balances. As of September 30, 2022, the Group had one customer, with accounts receivable balance exceeding 10% of the total accounts receivable balance. As of December 31, 2021 and September 30, 2022, the Group had one customer, with contract asset balance exceeding 10% of the total contract asset balance. The risks with respect to accounts receivable and contract assets are mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Impact of COVID-19

For the nine months ended September 30, 2021, COVID-19 has had immaterial impact on the Group’s operations. For the nine months ended September 30, 2022, the Group’s operations were negatively impacted by the resurgence of COVID-19. There are still uncertainties of COVID-19’s future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic; the uneven impact to certain industries; and the macroeconomic impact of government measures to contain the spread of COVID-19 and related government stimulus measures. As a result, certain of the Group’s estimates and assumptions, including allowance for credit losses, equity investments, long-lived assets and goodwill subject to impairment assessments, require increased judgment and carry a higher degree of variability and volatility that could result in material changes to the Group’s estimates in future periods.

Recent accounting pronouncements

In November 2021, the FASB issued ASU No. 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. This guidance should be applied either prospectively to all transactions that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or retrospectively to those transactions. The Group adopted this guidance on January 1, 2022 and does not expect any material impact on the Group’s consolidated financial statements as a result of adopting the new standard.